Reinsurance (Narrative) (Details) $ in Thousands								3 Months Ended	12 Months Ended					21 Months Ended	24 Months Ended	36 Months Ended			48 Months Ended
	Jan. 01, 2022 USD ($)	Jul. 01, 2019	Jul. 01, 2017	Jul. 01, 2012	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2001	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2013	Oct. 01, 2021 USD ($)
Effects of Reinsurance [Line Items]
Deposit assets on reinsurance								$ 497,000	$ 828,000		$ 497,000
Funds withheld liabilities								419,000	705,000		419,000
Policy charges and fee income									1,230,601	[1]	1,300,095	[1]	$ 624,320
Policy loan assets								1,327,485	505,367		1,327,485
Reinsurance recoverables								40,444,196	37,096,562		40,444,196
Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Policy loan assets								156,749	1,011,112		156,749
Reinsurance recoverables								40,444,196	37,096,562		40,444,196
PARU
Effects of Reinsurance [Line Items]
Reinsurance recoverables								14,314,640	15,051,337		14,314,640
PALAC
Effects of Reinsurance [Line Items]
Reinsurance recoverables								6,961,542	0		6,961,542
PURC
Effects of Reinsurance [Line Items]
Reinsurance recoverables								6,557,937	6,928,950		6,557,937
PARCC
Effects of Reinsurance [Line Items]
Reinsurance recoverables								2,736,429	2,437,589		2,736,429
GUL Re
Effects of Reinsurance [Line Items]
Reinsurance recoverables								2,898,472	3,124,697		2,898,472
PAR Term
Effects of Reinsurance [Line Items]
Reinsurance recoverables								2,463,381	2,040,599		2,463,381
Term Re
Effects of Reinsurance [Line Items]
Reinsurance recoverables								2,304,710	1,830,197		2,304,710
Prudential Insurance
Effects of Reinsurance [Line Items]
Reinsurance recoverables								1,259,013	986,013		1,259,013
Lotus Re
Effects of Reinsurance [Line Items]
Reinsurance recoverables								32,039	1,952,215		32,039
DART
Effects of Reinsurance [Line Items]
Reinsurance recoverables								$ 767,892	578,462		767,892
Union Hamilton
Effects of Reinsurance [Line Items]
Reinsurance recoverables									2,500,000
Union Hamilton | Quote Share Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage														50.00%
Variable Annuities | FLIAC
Effects of Reinsurance [Line Items]
Reinsurance contracts									4,800,000
Fixed Annuities | FLIAC
Effects of Reinsurance [Line Items]
Reinsurance contracts									$ 1,900,000
Percent of total reinsured block									0.74
Affiliated Entity | PARU
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage				95.00%	70.00%
Affiliated Entity | PURC
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage																	95.00%	70.00%
Affiliated Entity | PARCC
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage		100.00%				90.00%
Affiliated Entity | GUL Re
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage			30.00%													95.00%
Affiliated Entity | PAR Term
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage		100.00%																		95.00%
Affiliated Entity | Prudential of Taiwan
Effects of Reinsurance [Line Items]
Related Party Transaction, Term							2 years
Affiliated Entity | Term Re
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage																			95.00%
Affiliated Entity | Prudential Insurance
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage									100.00%
Affiliated Entity | Prudential Insurance | Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Policy charges and fee income	$ (305,000)
Affiliated Entity | Lotus Re | Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance liabilities associated with the risks of the coinsurance agreement																					$ 32,000
Reinsurance agreement ceded risk								100.00%
Net liabilities associated with the transaction for coinsurance								$ 1,387,000			1,387,000
Net liabilities associated with the transaction for modified coinsurance								14,037,000			14,037,000
Policy loan assets								855,000			855,000
Cash received								820,000			$ 820,000
Recognized gains								$ 1,352,000
Affiliated Entity | DART
Effects of Reinsurance [Line Items]
Reinsurance Retention Policy, Reinsured Risk, Percentage															95.00%

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.